RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 31, 2021 CNY (¥)	Jan. 14, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Interest free loans provided	¥ 3,950,000	$ 605,364		¥ 4,000,000
Interest free loans collected	4,160,000	$ 637,548	¥ 310,000	3,180,000
Advance amount	6,275,229		6,445,606				$ 961,721
Amounts due to a related party (including amounts due to a related party of VIE without recourse to the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively)	2,813,041		3,180,095				$ 431,117
Revenues, related parties amounts	25,681,928		38,280,256	38,524,686
Accounts receivables, - third parties, net	9,447,148		12,501,982
Cost of revenues, related parties amounts	386,321		7,901,958	1,287,644
Beijing Puhui Sizhong Technology Limited Company
Related Party Transaction [Line Items]
Rental expenses paid	150,000		100,000	130,000
Advance amount	1,439,623
Three management employees
Related Party Transaction [Line Items]
Interest free loans provided	2,550,000		0	4,000,000
Interest free loans collected	4,160,000		310,000	3,180,000
Advance amount	900,000		2,510,000
Amounts due to a related party (including amounts due to a related party of VIE without recourse to the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively)					¥ 900,000
Jingu
Related Party Transaction [Line Items]
Interest free loans provided	1,400,000
Advance amount	1,400,000
Amounts due to a related party (including amounts due to a related party of VIE without recourse to the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively)						¥ 1,400,000
Sublease Income	316,981
Cost of revenues, related parties amounts	39,623
Hi Sun Technology (China) Limited
Related Party Transaction [Line Items]
Advance amount	3,935,606		3,935,606
Amounts due to a related party (including amounts due to a related party of VIE without recourse to the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively)	2,813,041		3,180,095
Revenues, related parties amounts	25,681,928		38,280,256	38,524,686
Accounts receivables, - third parties, net	9,447,148		12,501,982
Deposits included in prepayments and other current assets, related parties amount	3,935,606		3,935,606
Cost of revenues, related parties amounts	386,321		7,901,958	¥ 1,287,644
Research and development services, related parties amount	6,006,664
Accounts payable, related parties amount	¥ 2,813,041		¥ 3,180,095